Label	Element	Value
abrdn U.S. Sustainable Leaders Smaller Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ABRDN FUNDS

abrdn U.S. Sustainable Leaders Smaller Companies Fund

abrdn U.S. Sustainable Leaders Fund

(the “Funds”)

Supplement dated March 31, 2022 to the Funds’ Prospectus dated February 28, 2022,

as supplemented to date (the “Prospectus”)

Risk/Return [Heading]	rr_RiskReturnHeading	abrdn U.S. Sustainable Leaders Smaller Companies Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective immediately, the following replaces the first paragraph in the section entitled “Summary – abrdn U.S. Sustainable Leaders Smaller Companies Fund – Performance” in the Prospectus beginning on page 5 in order to add the Russell 2500® Growth Index as a comparison index for the Fund:

The bar chart and table below can help you evaluate potential risks of the U.S. Sustainable Leaders Smaller Companies Fund. The bar chart shows how the Fund’s annual total returns for Class C have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the Russell 2500® Index, a broad-based securities index, and the Russell 2500® Growth Index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/en-us/us/investor/fund-centre#literature or call 866-667-9231.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the U.S. Sustainable Leaders Smaller Companies Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.abrdn.com/en-us/us/investor/fund-centre#literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Effective immediately, the following replaces the table in the section entitled “Summary – abrdn U.S. Sustainable Leaders Smaller Companies Fund – Performance – Average Annual Total Returns as of December 31, 2021” in the Prospectus beginning on page 6 in order to add the Russell 2500® Growth Index as a comparison index for the Fund:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	This supplement is dated March 31, 2022. Please retain this supplement for future reference.
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.18%
5 Years	rr_AverageAnnualReturnYear05	13.75%
10 Years	rr_AverageAnnualReturnYear10	14.15%
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	17.65%
10 Years	rr_AverageAnnualReturnYear10	15.75%
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.94%
5 Years	rr_AverageAnnualReturnYear05	17.48%
10 Years	rr_AverageAnnualReturnYear10	10.05%
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.70%
5 Years	rr_AverageAnnualReturnYear05	17.92%
10 Years	rr_AverageAnnualReturnYear10	9.88%
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	8.12%
10 Years	rr_AverageAnnualReturnYear10	3.42%
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Class C | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.53%
5 Years	rr_AverageAnnualReturnYear05	11.44%
10 Years	rr_AverageAnnualReturnYear10	5.92%
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.74%
5 Years	rr_AverageAnnualReturnYear05	18.51%
10 Years	rr_AverageAnnualReturnYear10	10.30%
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.74%
5 Years	rr_AverageAnnualReturnYear05	19.29%
10 Years	rr_AverageAnnualReturnYear10	11.07%
abrdn U.S. Sustainable Leaders Smaller Companies Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.60%
5 Years	rr_AverageAnnualReturnYear05	19.10%
10 Years	rr_AverageAnnualReturnYear10	10.86%